Taxation - Summary of Trading Losses (Details) ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 HKD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		$ 1,860,403					$ 1,487,727
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	£ 1,281,857	1,545,278				£ 882,753	1,191,629
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		299,389					276,649
Brazil
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		11,815	R$ 62,036				13,377	R$ 74,570
Japan
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		3,773		¥ 502,644			4,560		¥ 525,141
Hong Kong
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		148			$ 1,152		1,512			$ 11,795
Local
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses		$ 2,147,078					$ 1,770,908